Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 115.2%

Alabama — 2.6%
Auburn University, RB, Series A, 5.00%, 06/01/48	$10,000	$11,803,900
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A, 4.00%, 07/01/43	3,900	4,064,502
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	3,605	3,617,473
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	2,485	2,847,487
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,205,450

		25,538,812

Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,883,277
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	6,450	6,542,557
6.00%, 09/01/19	3,700	3,753,724

		13,179,558

Arizona — 0.4%
County of Maricopa Industrial Development Authority, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/42	435	496,922
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,118,296

		3,615,218

California — 8.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,550	1,560,199
Sutter Health, Series B, 5.88%, 08/15/20(a)	3,200	3,378,432
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	2,965	3,290,172

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$4,030	$4,354,899
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,160	1,344,730
Series A, 5.00%, 03/01/37	1,275	1,473,301
Series A-1, 5.75%, 03/01/34	2,300	2,441,795
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	1,830	1,980,188
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/34(b)	5,000	1,940,050
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,110	3,654,672
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(b)	5,000	3,127,350
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	3,975	3,606,836
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(b)	7,620	3,784,244
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(b):
0.00%, 08/01/35	7,820	4,803,982
0.00%, 08/01/36	10,000	5,915,900
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(b):
0.00%, 08/01/37	8,000	4,487,760
0.00%, 08/01/38	12,940	6,945,157
San Diego California Unified School District, GO, CAB, Election of 2008, Series G(b):
0.00%, 07/01/34	1,860	941,848
0.00%, 07/01/35	1,970	937,287
0.00%, 07/01/36	2,960	1,323,327
0.00%, 07/01/37	1,975	829,954
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,493,448

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	$1,800	$1,945,332
5.00%, 08/01/21	1,600	1,729,184
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,700	2,895,966
5.00%, 10/01/41	2,555	2,746,216
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	10	10,032
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,589,158
State of California University, RB, Systemwide, Series A, 5.50%, 05/01/19(a)	1,525	1,525,000
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	6,545	3,587,445

		84,643,864

Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,696,905
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,212,922

		7,909,827

Florida — 9.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,696,680
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	4,946,642
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	3,000	3,447,570
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,354,570
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	5	5,118
6.00%, 11/15/37	1,745	1,784,664
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,800,044
5.38%, 10/01/32	3,440	3,656,238

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	$5,695	$6,534,500
Department, Series B, AMT, 6.25%, 10/01/38	1,165	1,340,414
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,125,111
Series B, AMT, 6.00%, 10/01/30	1,820	2,082,717
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	530	593,478
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,500	7,477,925
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	15,924,953
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	1,675	1,910,170
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	1,550	1,686,028
5.00%, 08/01/47	4,590	4,976,157
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	50	53,935
5.00%, 10/01/31	3,050	3,281,220
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	5,135	5,168,377
Greater Orlando Aviation Authority, ARB, AMT:
Series A, 5.00%, 10/01/36	3,205	3,689,051
Priority Sub-Series A, 5.00%, 10/01/42	4,760	5,493,088
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,401,626

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, 5.00%, 04/01/37	$4,630	$5,310,425

		95,740,701

Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,405	1,620,639
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,258,551
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	395	437,439
5.00%, 04/01/44	1,775	1,933,916

		5,250,545

Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A,AMT, 5.00%, 07/01/43	2,385	2,771,156
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	5,275	5,381,502
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 08/01/27	2,000	2,206,220
5.00%, 08/01/28	1,775	1,951,985

		12,310,863

Illinois — 13.7%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 01/01/31	2,425	2,595,187
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,324,691
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	7,555	8,072,744
3rd Lien, Series A, 5.75%, 01/01/39	1,445	1,533,058
Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,656,499
Senior Lien, Series D, AMT, 5.00%, 01/01/42	2,865	3,231,319

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	$1,620	$1,708,031
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,373,988
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	646,156
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,347,019
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	5,250	5,315,152
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	985	1,079,422
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	8,500	6,722,735
0.00%, 06/15/32	14,000	8,655,500
0.00%, 12/15/33	20,000	11,627,000
0.00%, 12/15/34	41,880	23,241,306
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	9,430	3,338,503
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	1,700	1,850,246
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	200	206,978
State of Illinois, GO:
5.25%, 07/01/29	3,160	3,364,926
5.25%, 02/01/33	5,860	6,210,955
5.50%, 07/01/33	2,235	2,382,219
5.25%, 02/01/34	5,360	5,670,398
5.50%, 07/01/38	1,200	1,268,976
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	9,946,623

		134,369,631

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,111,961
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	1,400	1,510,082

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$2,425	$2,621,255

		7,243,298

Iowa — 1.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	12,650	12,791,680
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	975	1,016,710
5.70%, 12/01/27	970	1,011,885
5.75%, 12/01/28	515	536,790
5.80%, 12/01/29	655	681,901
5.85%, 12/01/30	685	712,290

		16,751,256

Kentucky — 2.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,000	1,081,910
Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(d)	10,125	11,037,567
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(c)	8,225	8,291,869
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 02/01/28	455	456,201

		20,867,547

Louisiana — 2.0%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,316,233
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/41	1,445	1,662,198
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	794,392
5.00%, 12/01/35	895	1,058,767
5.00%, 12/01/36	805	949,087
5.00%, 12/01/37	1,005	1,182,182

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	$8,155	$9,006,790

		19,969,649

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,654,599
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	320	354,387
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,321,025
Series C, 5.35%, 12/01/42	1,000	1,002,240
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	3,495	3,840,691

		14,172,942

Michigan — 6.8%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	1,075	1,083,073
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	3,185	3,422,314
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,376,969
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	16,040	17,148,524
Trinity Health Credit Group, 5.00%, 12/01/21(a)	60	65,025
Michigan State University, Refunding RB, Board of Trustees, Series B:
5.00%, 02/15/38	1,775	2,120,042
4.00%, 02/15/39	2,125	2,293,130
Michigan Strategic Fund, RB, AMT:
1-75 Improvement Project (AGM), 4.25%, 12/31/38	2,000	2,097,960
I-75 Improvement Project, 5.00%, 12/31/43	9,940	11,378,716
Oakland University, RB, 5.00%, 03/01/47	3,690	4,134,276

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	$1,330	$1,464,676
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I (AGC), 5.25%, 10/15/24	1,750	1,778,280
Series I (AGC), 5.25%, 10/15/25	3,250	3,301,643
Series I-A, 5.38%, 10/15/36	2,075	2,240,378
Series I-A, 5.38%, 10/15/41	1,900	2,054,280
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,684,969
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,213,715

		66,857,970

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,443,823

Nevada — 3.1%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	2,000	2,039,660
(AGM), 5.25%, 07/01/39	5,170	5,275,623
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	20,000	23,273,000

		30,588,283

New Jersey — 9.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	4,920	5,431,582
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,930	2,140,891
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	590	639,507
Series WW, 5.25%, 06/15/33	445	490,839
Series WW, 5.00%, 06/15/34	570	618,456
Series WW, 5.00%, 06/15/36	2,635	2,846,301
Series WW, 5.25%, 06/15/40	1,025	1,112,422
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 09/01/24	6,325	7,290,005
Series N-1 (NPFGC), 5.50%, 09/01/28	1,685	2,073,662

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	$565	$600,991
5.50%, 12/01/26	815	866,467
5.75%, 12/01/28	90	96,333
5.88%, 12/01/33	6,895	7,390,130
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,757,439
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	18,525	9,816,397
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25(b)	8,550	7,126,681
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	4,205	4,845,001
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	2,145	2,458,749
Transportation Program, Series AA, 5.25%, 06/15/33	4,150	4,470,422
Transportation Program, Series AA, 5.00%, 06/15/38	3,990	4,255,614
Transportation System, Series A, 5.50%, 06/15/41	2,980	3,124,202
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	4,000	4,755,120
Transportation System, Series AA, 5.50%, 06/15/39	5,625	6,044,119
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,057,070
Transportation System, Series B, 5.00%, 06/15/42	2,575	2,663,863
Transportation System, Series D, 5.00%, 06/15/32	1,825	1,982,005
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/46	4,000	4,365,600

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.25%, 06/01/46	$1,035	$1,157,741

		92,477,609

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	1,040	1,165,382

New York — 5.5%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,579,566
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured:
Subordinate Bond, Series C-3, 5.00%, 05/01/41	5,000	5,927,150
Sub-Series F-1, 5.00%, 05/01/39	3,360	3,940,205
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,190	1,278,119
5.75%, 02/15/47	730	779,385
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	11,500	13,272,150
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	5,000	5,935,750
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	9,063,517
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 5.00%, 03/15/43	7,500	8,922,150

		53,697,992

Ohio — 2.9%
American Municipal Power, Inc., RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/41	4,000	4,484,120
American Municipal Power, Inc., Refunding RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/38	2,375	2,684,296
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	3,000	3,358,320

Security	Par (000)	Value

Ohio (continued)
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	$11,135	$12,334,017
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	1,950	2,177,662
5.25%, 02/15/33	2,730	3,043,459

		28,081,874

Oregon — 0.3%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/38(c)	425	467,729
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	395	434,283
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	420	460,438
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	2,800	1,332,660

		2,695,110

Pennsylvania — 7.5%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	3,305	3,550,628
Tobacco Master Settlement Payment, 5.00%, 06/01/34	2,180	2,559,298
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	8,805	9,646,758
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,115	7,939,344
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	6,850	7,553,221
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	7,000	7,419,160
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	9,038,105
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,988,000
Series A-1, 5.00%, 12/01/41	2,320	2,639,371
Series B, 5.00%, 12/01/40	4,920	5,569,637
Series C, 5.50%, 12/01/23(a)	1,565	1,827,482

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Sub-Series B-1, 5.00%, 06/01/42	$7,330	$8,269,046
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	2,575	2,750,666
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,434,781

		73,185,497

Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	3,000	2,949,150
5.00%, 06/01/50	7,465	7,657,373

		10,606,523

South Carolina — 5.4%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	3,600	3,986,028
South Carolina Jobs-Economic Development Authority, RB, McLeod Health Obligated Group, 5.00%, 11/01/43	5,000	5,774,300
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/38	3,380	3,939,627
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	6,530	7,325,027
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	11,450	12,714,996
Series E, 5.50%, 12/01/53	4,525	4,978,948
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,400,120
(AGM), 5.00%, 12/01/56	7,155	8,021,542

		53,140,588

Tennessee — 0.5%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	4,665	5,366,010

Texas — 14.6%
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	11,345	12,154,693

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	$5,400	$5,408,532
6.00%, 05/15/19	300	300,477
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
5.38%, 05/15/19	3,460	3,464,671
5.38%, 05/15/19	190	190,260
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,661,221
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,601,728
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	5,810	2,943,811
County of Tarrant Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/34	5,000	5,931,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,344,850
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,641,216
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,094,521
5.00%, 11/01/35	5,000	5,192,950
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	7,940	9,356,893
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	9,685	4,261,206
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(b)	18,100	5,377,872
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/28	1,175	1,178,854
1st Tier-Series A, 5.00%, 01/01/39	9,080	10,680,622
2nd Tier-Series B, 5.00%, 01/01/43	12,355	14,158,954
Series A, 5.00%, 01/01/39	7,905	9,051,620
Series B, 5.00%, 01/01/40	1,710	1,866,465

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	$680	$326,563
0.00%, 09/15/36	12,195	5,512,384
0.00%, 09/15/37	8,730	3,709,290
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,802,462
5.00%, 12/15/32	3,930	4,245,147
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,962,399
Texas Water Development Board, RB, State Water Implementation Fund, Series B, 4.00%, 10/15/43	4,315	4,700,847

		143,121,508

Utah — 1.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/42	3,490	3,997,551
5.00%, 07/01/43	3,190	3,698,167
Salt Lake City Corp. Airport Revenue, RB, AMT, Series A, 5.00%, 07/01/37	3,475	4,073,603

		11,769,321

Washington — 6.6%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/38	20,000	23,008,200
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	2,830	3,126,527
State of Washington Convention Center Public Facilities District, RB:
Civic Convention Center, 5.00%, 07/01/38	9,260	10,809,383
Sub, 5.00%, 07/01/43	7,635	8,837,971
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	1,000	1,072,640
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,803,235
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,420,466

Security	Par (000)	Value

Washington (continued)
Multicare Health System, Series B, 4.00%, 08/15/41	$9,000	$9,509,220

		64,587,642

Wisconsin — 2.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	560	629,395
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	3,805,781
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/36	4,815	5,546,495
Ascension Health Credit Group, Series A, 5.00%, 11/15/39	5,000	5,721,200
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	7,350	8,570,615

		24,273,486

Total Municipal Bonds — 115.2% (Cost — $1,041,276,030)		1,130,622,329

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/43	8,500	9,868,372

California — 2.1%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(f)	7,074	8,490,013
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	5,248	5,306,692
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	1,047	1,057,106
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,532,830

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, RB, Series O, 5.75%, 05/15/19(a)	$2,206	$2,208,857

		20,595,498

Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(f)	5,834	6,946,745
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(f)	2,469	2,481,239

		9,427,984

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,475,703

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,594	2,650,850

Florida — 6.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,972,012
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	11,665,063
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,840	5,231,217
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	11,701	12,252,196
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	12,013	12,128,524
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	7,880	9,084,025

		60,333,037

Illinois — 3.4%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(f)	3,499	3,513,839
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	10,000	11,282,672
Series A, 5.00%, 01/01/38	5,836	6,348,655
Series A, 5.00%, 01/01/40	7,621	8,595,840

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/40	$2,939	$3,327,323

		33,068,329

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	13,470	16,236,397

Massachusetts — 3.0%
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	24,352,800
Series A, 5.00%, 03/01/46	4,204	4,702,131

		29,054,931

Michigan — 2.1%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	6,218,517
State of Michigan Building Authority, Refunding RB, Series I:
Facilities Program, 5.00%, 10/15/45	2,410	2,763,547
5.00%, 04/15/38	10,000	11,523,726

		20,505,790

Nevada — 2.9%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	9,730	11,427,719
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	510	513,134
5.75%, 07/01/19	4,813	4,846,355
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	9,840	11,279,395

		28,066,603

New Jersey — 2.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,320	2,676,334
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,269,325

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	$4,961	$5,175,082

		20,120,741

New York — 7.2%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	15,521	17,350,083
Series DD, 5.00%, 06/15/35	4,740	5,388,100
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,246,238
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,275	4,934,687
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,458,528
State of New York Dormitory Authority, RB, Group B, State Sales Tax, Series A, 5.00%, 03/15/39	7,622	8,925,512
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	14,280	15,758,515

		71,061,663

Pennsylvania — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,907,251
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	15,000	15,643,200

		18,550,451

Texas — 3.5%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	9,701	11,331,787
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,798	1,968,309

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$9,840	$11,216,198
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(f)	8,868	9,394,731

		33,911,025

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	11,740	14,194,305

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,522,833
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,781,153

		17,303,986

Wisconsin — 3.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(a)	14,780	14,780,000
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/39	12,650	14,467,465
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	2,490	2,662,781

		31,910,246

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.0% (Cost — $425,993,135)		441,335,911

Total Long-Term Investments — 160.2% (Cost — $1,467,269,165)		1,571,958,240

	Shares

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(g)(h)	6,653,992	6,654,658

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Value

Total Short-Term Securities — 0.7% (Cost — $6,654,658)	$6,654,658

Total Investments — 160.9% (Cost — $1,473,923,823)	1,578,612,898

Other Assets Less Liabilities — 1.5%	16,465,357

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.1)%	$(257,561,971)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (36.3)%	(356,400,000)

Net Assets Applicable to Common Shares — 100.0%	$981,116,284

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to July 01, 2034, is $22,926,774.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	14,318,158	(7,664,166)	6,653,992	$6,654,658	$106,748	$(2,851)	$(419)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	188	06/19/19	$23,250	$(90,656)
Long U.S. Treasury Bond	494	06/19/19	72,850	(196,046)
5-Year U.S. Treasury Note	42	06/28/19	4,857	(30,910)

				$(317,612)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,571,958,240	$—	$1,571,958,240
Short-Term Securities	6,654,658	—	—	6,654,658

	$6,654,658	$1,571,958,240	$—	$1,578,612,898

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(317,612)	$—	$—	$(317,612)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(256,323,350)	$—	$(256,323,350)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(612,723,350)	$—	$(612,723,350)

13